UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1. Schedule of Investments

Prudential Income Builder Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
AFFILIATED MUTUAL FUNDS — 10.9%
Prudential Floating Rate Income Fund (Class Q)	1,522,333	$15,131,990
Prudential Short Duration High Yield Income Fund (Class Q)	2,101,951	19,043,674
Prudential Total Return Bond Fund (Class Q)	536,785	7,595,504

TOTAL AFFILIATED MUTUAL FUNDS (cost $41,558,586)(a)		41,771,168

COMMON STOCKS — 37.0%
Aerospace & Defense — 0.7%
General Dynamics Corp.	5,634	1,020,205
Lockheed Martin Corp.	3,864	971,139
Safran SA (France)	11,055	749,386

		2,740,730

Air Freight & Logistics — 0.2%
bpost SA (Belgium)	28,467	688,637

Banks — 1.9%
Bank of America Corp.	79,606	1,802,280
BB&T Corp.	38,451	1,776,052
JPMorgan Chase & Co.	30,899	2,614,982
PNC Financial Services Group, Inc. (The)	9,073	1,092,934

		7,286,248

Beverages — 0.2%
Molson Coors Brewing Co. (Class B Stock)	7,409	715,117

Biotechnology — 0.1%
AbbVie, Inc.	8,251	504,219

Capital Markets — 0.5%
Goldman Sachs Group, Inc. (The)	8,888	2,038,196

Chemicals — 0.6%
Agrium, Inc. (Canada)	5,555	572,127
Air Products & Chemicals, Inc.	5,946	831,013
Dow Chemical Co. (The)	6,495	387,297
FMC Corp.	9,837	591,794

		2,382,231

Communications Equipment — 0.6%
Cisco Systems, Inc.	79,547	2,443,684

Diversified Telecommunication Services — 0.4%
Frontier Communications Corp.(b)	400,818	1,398,855
HKBN Ltd. (Hong Kong), 144A(c)	61,931	75,396

		1,474,251

Electric Utilities — 0.2%
Alupar Investimento SA (Brazil), UTS	13,592	79,669
Exelon Corp.	21,737	779,923

		859,592

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	20,231	1,276,171
U.S. Silica Holdings, Inc.	6,747	399,018
USA Compression Partners LP, MLP	45,043	864,826

		2,540,015

Equity Real Estate Investment Trusts (REITs) — 6.3%
Agellan Commercial Real Estate Investment Trust (Canada)	38,960	338,926
Ascendas Real Estate Investment Trust (Singapore)	256,948	448,646
Cache Logistics Trust (Singapore)	2,219,937	1,279,221
Care Capital Properties, Inc.	48,970	1,210,049
Chesapeake Lodging Trust	35,943	920,141
Community Healthcare Trust, Inc.	71,558	1,543,506
CyrusOne, Inc.	38,977	1,877,132
DDR Corp.	34,621	525,547
DiamondRock Hospitality Co.	362	4,080
Empiric Student Property PLC (United Kingdom)	195,197	265,011
Eurocommercial Properties NV (Netherlands), CVA	15,533	576,713
Four Corners Property Trust, Inc.	12,360	269,572
Frasers Logistics & Industrial Trust (Singapore)	869,745	579,902
Invincible Investment Corp. (Japan), REIT	1,016	480,572
Irish Residential Properties REIT PLC (Ireland)	388,898	487,376
Keppel REIT (Singapore)	1,283,978	919,553
Lexington Realty Trust	62,709	672,240
Mapletree Commercial Trust (Singapore)	936,521	1,018,909
MedEquities Realty Trust, Inc.	118,497	1,291,617
MGM Growth Properties LLC (Class A Stock)	37,227	961,201
Omega Healthcare Investors, Inc.	20,716	664,362
Physicians Realty Trust	27,827	516,191
QTS Realty Trust, Inc. (Class A Stock)	11,261	567,442
Retail Properties of America, Inc. (Class A Stock)	17,242	258,113
Sabra Health Care REIT, Inc.	17,187	436,550
Senior Housing Properties Trust	41,324	787,222
Slate Retail REIT (Canada) (Class U Stock)	37,500	406,628
Spirit Realty Capital, Inc.	95,000	999,400
STAG Industrial, Inc.	13,284	307,392
Starhill Global REIT (Singapore)	845,821	459,731
STORE Capital Corp.	10,329	244,384
Suntec Real Estate Investment Trust (Singapore)	788,644	969,250
Ventas, Inc.	8,423	519,446
Washington Prime Group, Inc.	81,433	785,828
Wereldhave NV (Netherlands)	12,281	538,336

		24,130,189

Food Products — 0.9%
Conagra Foods, Inc.	27,167	1,061,958
Kraft Heinz Co. (The)	19,381	1,730,529
Pilgrim’s Pride Corp.	42,520	813,833

		3,606,320

Hotels, Restaurants & Leisure — 0.9%
Dunkin’ Brands Group, Inc.	16,123	836,300
McDonald’s Corp.	17,436	2,137,130
Starbucks Corp.	9,554	527,572

		3,501,002

Household Products — 0.1%
Procter & Gamble Co. (The)	4,164	364,766

Independent Power & Renewable Electricity Producers — 0.3%
Atlantica Yield PLC (Spain)	52,460	1,122,644

Industrial Conglomerates — 0.4%
General Electric Co.	31,578	937,867
Honeywell International, Inc.	6,253	739,855

		1,677,722

IT Services — 0.8%
Computer Sciences Corp.	45,865	2,852,803

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	6,398	974,991

Media — 0.4%
Time Warner, Inc.	14,436	1,398,127

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
MFA Financial, Inc.	130,142	1,026,820
Starwood Property Trust, Inc.	60,595	1,348,845

		2,375,665

Oil, Gas & Consumable Fuels — 15.6%
Antero Midstream Partners LP, MLP	50,502	1,692,827
Boardwalk Pipeline Partners LP, MLP	92,097	1,700,111
BP PLC (United Kingdom), ADR	6,203	223,184
Buckeye Partners LP, MLP	26,290	1,832,676
Cheniere Energy Partners LP Holdings LLC	80,004	1,828,091
Cheniere Energy Partners LP, MLP	68,313	2,032,312
Chevron Corp.	8,225	915,854
Enbridge, Inc. (Canada)	30,178	1,285,583
Energy Transfer Equity LP, MLP	65,213	1,170,573
Energy Transfer Partners LP, MLP	94,434	3,602,657
EnLink Midstream LLC	40,638	705,069
EnLink Midstream Partners LP, MLP	57,184	1,025,309
Enterprise Products Partners LP, MLP	73,342	2,077,779
EQT GP Holdings LP, MLP	16,685	459,672
EQT Midstream Partners LP, MLP	21,488	1,681,651
Kinder Morgan, Inc.	101,990	2,278,457
MPLX LP, MLP	77,124	2,919,143
Noble Midstream Partners LP, MLP(d)	34,890	1,514,924
NuStar Energy LP, MLP	29,263	1,618,536
ONEOK Partners LP, MLP	46,008	1,984,785
ONEOK, Inc.	22,971	1,265,932
Pacific Exploration and Production Corp. (Colombia)(d)	1,116	44,658
Pembina Pipeline Corp. (Canada)	17,939	556,288
Plains All American Pipeline LP, MLP	86,349	2,710,495
Plains GP Holdings LP (Class A Stock)	20,967	680,379
Rice Midstream Partners LP, MLP	80,096	1,962,352
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	49,296	2,681,209
SemGroup Corp. (Class A Stock)	56,494	2,242,812
Suncor Energy, Inc. (Canada)	17,298	536,930
Sunoco Logistics Partners LP, MLP	36,338	927,346
Tallgrass Energy GP LP, MLP	22,374	603,427
Tallgrass Energy Partners LP, MLP	41,423	2,049,610
Targa Resources Corp.	54,323	3,130,091
TC Pipelines LP, MLP	9,520	571,962
TransCanada Corp. (Canada)	30,607	1,443,968
Williams Cos., Inc. (The)	96,544	2,784,329
Williams Partners LP, MLP	76,046	3,120,928

		59,861,909

Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co.	16,227	797,719
Eli Lilly & Co.	15,536	1,196,738
Pfizer, Inc.	56,697	1,798,996

		3,793,453

Road & Rail — 0.8%
CSX Corp.	16,417	761,584
Ryder System, Inc.	9,103	706,393
Union Pacific Corp.	13,643	1,454,071

		2,922,048

Semiconductors & Semiconductor Equipment — 0.2%
QUALCOMM, Inc.	7,118	380,315
Texas Instruments, Inc.	5,735	433,222

		813,537

Software — 0.7%
Microsoft Corp.	43,823	2,833,157

Specialty Retail — 0.4%
Home Depot, Inc. (The)	7,346	1,010,662
TJX Cos., Inc. (The)	5,178	387,936

		1,398,598

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	14,395	1,746,833

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	30,772	1,149,334

Tobacco — 0.3%
Altria Group, Inc.	14,946	1,063,856

Transportation Infrastructure — 0.1%
EcoRodovias Infraestrutura e Logistica SA (Brazil)	144,564	391,334

TOTAL COMMON STOCKS (cost $127,647,640)		141,651,208

EXCHANGE TRADED FUNDS — 9.1%
PowerShares Preferred Portfolio ETF	526,388	7,669,473
SPDR Bloomberg Barclays Convertible Securities ETF	579,442	27,210,597

TOTAL EXCHANGE TRADED FUNDS (cost $33,956,720)		34,880,070

PREFERRED STOCKS — 3.6%
Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., CVT, Series A, 11.125%	18,734	1,369,643

Electric Utilities — 0.2%
NextEra Energy, Inc., CVT, 6.123%	13,082	655,016

Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc., CVT, Series B, 6.750%	6,357	680,580

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Homes 4 Rent, Series E, 6.350%(b)	22,200	545,898
American Tower Corp., CVT, Series B, 5.500%	8,530	860,080
CBL & Assoc. Properties, Inc., Series D, 7.375%	4,853	119,626
Cedar Realty Trust, Inc., Series B, 7.250%	20,700	514,395
GGP, Inc., Series A, 6.375%	10,800	273,132
Gramercy Property Trust, Series A, 7.125%	26,539	697,976
Pebblebrook Hotel Trust, Series D, 6.375%(b)	10,122	251,430
Pennsylvania Real Estate Investment Trust, Series C, 7.200%(d)	29,500	741,925
Rexford Industrial Realty, Inc., Series A, 5.875%	14,100	330,433
STAG Industrial, Inc., Series C, 6.875%	12,920	338,246
Sunstone Hotel Investors, Inc., Series E, 6.950%	27,600	712,080

		5,385,221

Internet Software & Services — 0.4%
Alibaba Group Mandatory Exchangeable Trust, CVT, 5.75%, 144A(c)			13,281	1,639,407

Oil, Gas & Consumable Fuels — 0.7%
Anadarko Petroleum Corp., CVT, 7.500%(b)			40,287	1,748,053
Hess Corp., CVT, 8.000%			14,037	905,246

				2,653,299

Pharmaceuticals — 0.3%
Allergan PLC, CVT, Series A, 5.500%			1,483	1,173,780

TOTAL PREFERRED STOCKS (cost $13,325,745)				13,556,946

	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS — 0.4%
JPM Bristol-Myers, Sr. Unsec’d. Notes, 144A^(c)	8.340%	02/21/17	1,384	685,634
WFC Targa Resources Corp., Sr. Unsec’d. Notes, 144A, MTN^(c)	8.030%	07/21/17	1,297	756,799

TOTAL CONVERTIBLE BONDS (cost $1,570,609)				1,442,433

CORPORATE BONDS — 21.2%
Advertising — 0.1%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	275	241,313

Aerospace & Defense — 0.2%
Arconic, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	165	171,163
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	75	77,812
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	150	158,625
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	75	75,563
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	125	125,156
TransDigm, Inc., Gtd. Notes, 144A	6.375%	06/15/26	75	73,875

				682,194

Agriculture
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	100	102,750

Auto Manufacturer — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250%	04/15/23	200	205,000

Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	200	196,376
Allison Transmission, Inc., Gtd. Notes, 144A	5.000%	10/01/24	100	100,750
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	150	165,750
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26	75	75,421
Dana, Inc., Sr. Unsec’d. Notes	5.500%	12/15/24	100	104,000
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	250	258,750
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%	02/28/23	200	196,740
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%	05/15/23	200	203,920
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750%	07/15/23	150	161,250
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25	250	254,175

				1,717,132

Banks — 0.2%
Bank of America Corp., Jr. Sub. Notes	8.125	%(e)	12/29/49	25	26,070
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, RegS	5.750%		01/30/25	200	188,452
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750%		09/30/22	200	217,500
Citigroup, Inc., Jr. Sub. Notes	5.950	%(e)	12/31/49	100	103,500
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375	%(e)	04/30/22	100	100,180

					635,702

Beverages
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	100	103,650

Biotechnology
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A	9.000%		04/01/22	200	169,750

Building Materials — 0.6%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500%		10/01/24	200	204,440
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%		08/15/23	175	202,781
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%		09/01/24	75	77,062
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	200	217,740
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	200	202,300
Griffon Corp., Gtd. Notes	5.250%		03/01/22	280	282,800
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	200	208,000
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(c)	5.125%		02/15/21	50	52,250
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(c)	5.375%		11/15/24	100	103,125
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%		07/15/23	150	154,875
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%		04/15/22	100	111,000
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24	100	105,625
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24	175	184,844
USG Corp., Gtd. Notes, 144A	5.500%		03/01/25	50	52,375
Votorantim Cimentos SA (Brazil), Sr. Unsec’d. Notes, RegS	7.250%		04/05/41	200	194,980

					2,354,197

Chemicals — 1.0%
A Schulman, Inc., Gtd. Notes, 144A	6.875%		06/01/23	295	311,225
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%		02/01/25	200	200,000
Ashland LLC, Gtd. Notes	6.875%		05/15/43	100	105,000
Blue Cube Spinco, Inc., Gtd. Notes	9.750%		10/15/23	70	83,125
Blue Cube Spinco, Inc., Gtd. Notes	10.000%		10/15/25	125	151,250
Chemours Co. (The), Gtd. Notes(b)	6.625%		05/15/23	200	199,000
Chemours Co. (The), Gtd. Notes	7.000%		05/15/25	110	109,615
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%		06/15/23	100	106,500
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A(c)	8.500%		11/01/22	145	154,425
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%		02/01/23	75	85,500
Hexion, Inc., Sr. Sec’d. Notes	10.000%		04/15/20	390	395,362

Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	175	145,250
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%	09/19/42	200	196,250
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	125	127,500
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	175	194,250
PQ Corp., Sr. Sec’d. Notes, 144A(c)	6.750%	11/15/22	50	54,125
TPC Group, Inc., Sr. Sec’d. Notes, 144A(c)	8.750%	12/15/20	475	427,500
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	100	96,125
Tronox Finance LLC, Gtd. Notes, 144A	7.500%	03/15/22	145	141,375
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(c)	7.500%	02/15/19	350	350,000

				3,633,377

Coal — 0.1%
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	475	459,563

Commercial Services — 0.6%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	175	163,625
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	25	25,063
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	200	209,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	125	121,562
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	785	819,344
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(c)	7.875%	05/01/18	225	226,687
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%	11/15/23	100	97,766
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	75	77,812
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	150	151,312
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	275	290,469
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	50	51,938
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	33	34,568

				2,269,396

Computers — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875%	06/15/21	100	105,486
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	7.125%	06/15/24	100	109,488
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	85	91,304
Western Digital Corp., Gtd. Notes, 144A	10.500%	04/01/24	735	865,463

				1,171,741

Distribution/Wholesale — 0.2%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	100	97,250
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	125	134,062
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	50	48,125
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	350	343,875
H&E Equipment Services, Inc., Gtd. Notes(b)	7.000%	09/01/22	250	263,440

				886,752

Diversified Financial Services — 0.4%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%	08/01/22	170	166,175
Ally Financial, Inc., Gtd. Notes	8.000%	03/15/20	100	113,719
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	25	25,250
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	150	157,125
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	100	106,750

Hexion 2 US Finance Corp., Sr. Sec’d. Notes, 144A	10.375%	02/01/22	155	158,100
Hexion 2 US Finance Corp., Sr. Sec’d. Notes, 144A	13.750%	02/01/22	220	221,650
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	100	99,750
Navient Corp., Sr. Unsec’d. Notes	5.875%	10/25/24	200	184,500
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%	03/25/24	25	23,656
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	50	50,875
Navient Corp., Sr. Unsec’d. Notes	7.250%	09/25/23	75	75,562
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	100	107,500
OneMain Financial Holdings LLC, Gtd. Notes, 144A(c)	6.750%	12/15/19	25	25,938
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	50	50,250

				1,566,800

Electric — 1.1%
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	175	177,187
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	175	196,875
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	247	257,497
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	250	246,250
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	150	146,250
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	250	255,000
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	25	26,038
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23	200	182,000
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	325	333,531
Dynegy, Inc., Gtd. Notes(b)	7.625%	11/01/24	800	762,000
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $223,688; purchased 07/17/15 - 09/29/15)(c)(f)	7.875%	06/15/17	225	174,375
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $265,781; purchased 09/29/14 - 12/08/15)(b)(c)(f)	9.875%	10/15/20	275	203,500
Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950%	09/14/26	200	196,250
Mirant Mid-Atlantic, Pass-Through Trust, Pass-Through Certificates (original cost $145,877; purchased 02/26/16)(c)(f)	9.125%	06/30/17	153	136,330
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	144	146,520
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	217	223,510
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	49	50,838
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	150	156,937
NRG REMA LLC, Pass-Through Certificates(c)	9.237%	07/02/17	8	6,794
NRG REMA LLC, Pass-Through Certificates(c)	9.681%	07/02/26	225	156,938

				4,034,620

Electrical Components & Equipment
Belden, Inc., Gtd. Notes, 144A	5.250%	07/15/24	75	75,375

Engineering & Construction — 0.1%
AECOM, Gtd. Notes	5.875%	10/15/24	200	215,500
Delhi International Airport Pvt Ltd. (India), Sr. Sec’d. Notes, 144A	6.125%	10/31/26	200	207,689
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS(c)	7.125%	06/26/42	200	86,500

				509,689

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%	06/15/25	300	309,750
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A	5.875%	11/15/26	50	51,000
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	125	132,500
CCM Merger, Inc., Gtd. Notes, 144A(c)	9.125%	05/01/19	283	292,956
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	350	352,590
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	200	213,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	75	80,437
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	75	78,188

Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A	8.875%	03/15/19	75	78,563
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	200	216,000
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	150	155,070
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	50	51,438
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	100	103,250
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	100	101,750
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	75	75,095
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24	350	355,050
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23	75	77,625
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	600	552,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	475	486,694

				3,762,956

Environmental Control — 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	125	127,188
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	150	153,780

				280,968

Food — 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%	03/15/25	125	124,219
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	50	51,125
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	100	103,825
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23	200	199,560
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	100	100,125
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	225	230,625
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(c)	5.750%	06/15/25	250	256,625
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(c)	5.875%	07/15/24	250	258,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(c)	7.250%	06/01/21	350	361,550
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	100	100,688
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes	5.875%	01/15/24	75	79,298
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	100	106,000
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	125	140,625
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	150	157,380
Smithfield Foods, Inc., Gtd. Notes, 144A	5.875%	08/01/21	175	182,684
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	7.750%	11/15/22	300	291,750

				2,744,204

Food Service
AdvancePierre Foods Holdings, Inc., Gtd. Notes, 144A	5.500%	12/15/24	75	76,500

Forest Products & Paper — 0.1%
Mercer International, Inc. (Canada), Gtd. Notes	7.000%	12/01/19	350	362,688
Mercer International, Inc. (Canada), Gtd. Notes, 144A	6.500%	02/01/24	50	50,625

				413,313

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	75	77,813

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	225	233,437
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(c)	6.375%	03/30/38	238	238,428
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%	11/01/23	100	105,250

				654,928

Hand/Machine Tools
Apex Tool Group LLC, Gtd. Notes, 144A(c)	7.000%	02/01/21	100	92,500

Healthcare-Products — 0.2%
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	175	182,656
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	300	247,500
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostic SA, Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	325	294,125

				724,281

Healthcare-Services — 1.3%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	368	373,520
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	50	51,938
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	125	126,875
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	525	381,937
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	350	287,000
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	125	111,250
HCA, Inc., Gtd. Notes	5.375%	02/01/25	970	989,400
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	25	24,875
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	150	152,437
HealthSouth Corp., Gtd. Notes	5.750%	09/15/25	75	75,188
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	325	320,125
Kindred Healthcare, Inc., Gtd. Notes	8.750%	01/15/23	50	45,500
LifePoint Health, Inc., Gtd. Notes	5.875%	12/01/23	75	74,625
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	75	79,594
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	425	420,750
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	75	81,188
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	150	152,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	475	471,437
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	6.750%	06/15/23	325	307,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	300	303,000

				4,830,014

Home Builders — 0.9%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	50	52,000
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	100	103,750
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	225	233,437
Beazer Homes USA, Inc., Gtd. Notes, 144A	8.750%	03/15/22	225	244,687
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	75	75,750
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	125	128,750
CalAtlantic Group, Inc., Gtd. Notes	5.250%	06/01/26	75	74,438
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	25	25,906
CalAtlantic Group, Inc., Gtd. Notes	8.375%	01/15/21	200	233,000
KB Home, Gtd. Notes	7.250%	06/15/18	150	159,000
KB Home, Gtd. Notes	7.625%	05/15/23	125	133,750
Lennar Corp., Gtd. Notes	4.750%	05/30/25	185	186,387
Lennar Corp., Gtd. Notes	4.875%	12/15/23	65	66,138
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	75	78,474

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.875%	12/15/23	150	154,500
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	50	51,250
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	50	55,000
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	125	122,969
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	175	178,937
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	75	75,000
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	150	150,938
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	425	442,000
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875%	08/15/21	75	78,938
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	200	209,000
William Lyon Homes, Inc., Gtd. Notes, 144A	5.875%	01/31/25	125	124,219

				3,438,218

Household Products/Wares
ACCO Brands Corp., Gtd. Notes, 144A	5.250%	12/15/24	100	100,635

Housewares
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%	10/15/23	50	52,875

Iron/Steel — 0.2%
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	150	164,307
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	180	211,275
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(c)	6.375%	05/01/22	225	228,375

				603,957

Leisure Time — 0.1%
Silversea Cruise Finance Ltd. (Bahamas), Sr. Sec’d. Notes, 144A	7.250%	02/01/25	100	102,771
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(c)	6.250%	05/15/25	125	120,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(c)	8.500%	10/15/22	125	131,406

				354,177

Lodging — 0.5%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	400	429,520
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%	04/01/26	50	53,625
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000%	10/01/20	75	78,281
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	350	375,375
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes, 144A	6.125%	12/01/24	25	26,125
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	75	76,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	100	106,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	200	204,500
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	225	250,875
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	50	55,375
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(c)	6.375%	06/01/21	400	403,084

				2,059,260

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A(c)	7.000%	02/01/19	125	123,437

Terex Corp., Gtd. Notes	6.000%	05/15/21	25	25,698
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	26	23,418

				172,553

Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	275	284,625
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(c)	8.750%	12/15/19	25	26,156
Cloud Crane LLC, Sec’d. Notes, 144A(c)	10.125%	08/01/24	150	165,000
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes	9.500%	02/15/24	50	57,500

				533,281

Media — 2.0%
Cablevision SA Argentina (Argentina), Sr. Unsec’d. Notes, RegS	6.500%	06/15/21	150	154,500
CBS Radio, Inc., Gtd. Notes, 144A	7.250%	11/01/24	50	52,094
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	01/15/24	275	288,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	50	52,063
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	100	104,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	425	450,899
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	1,000	1,106,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	305	308,812
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	425	430,844
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	100	102,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	47	47,423
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	150	145,875
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	90	90,225
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	350	369,250
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	100	107,438
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	615	688,419
Gray Television, Inc., Gtd. Notes, 144A(b)	5.875%	07/15/26	225	223,594
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	155	162,362
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	105	112,744
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625%	08/01/24	175	174,781
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	275	288,062
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	900	923,625
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	75	70,641
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	80	81,400
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	50	50,125
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	200	211,500
Time, Inc., Gtd. Notes, 144A	5.750%	04/15/22	150	154,125
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	175	176,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(c)	6.750%	09/15/22	200	209,750
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	75	76,125
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	200	210,000
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	150	148,815

				7,774,741

Metal Fabricate & Hardware — 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc., Sr. Sec’d. Notes, 144A	7.375%	12/15/23	50	52,813
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	125	126,875
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	200	226,000

				405,688

Mining — 1.1%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	200	216,375
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	140	143,150
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	200	204,000
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	315	365,400
Freeport-McMoRan, Inc., Gtd. Notes(b)	3.550%	03/01/22	250	233,750
Freeport-McMoRan, Inc., Gtd. Notes(b)	3.875%	03/15/23	405	373,613
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.625%	05/01/21	102	104,040
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.750%	02/01/22	100	104,250
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.625%	01/15/25	75	80,250
International Wire Group, Inc., Sec’d. Notes, 144A(c)	10.750%	08/01/21	250	240,000
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	75	83,580
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	50	52,375
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	200	209,850
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	100	106,042
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	175	190,750
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	350	350,875
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	125	126,250
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	100	109,843
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	720	738,000
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	100	100,250

				4,132,643

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A(c)	5.000%	03/15/22	166	166,415
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	150	150,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	400	432,500
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	75	78,000
Koppers, Inc., Gtd. Notes, 144A	6.000%	02/15/25	75	77,625

				904,915

Office/Business Equipment
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	150	156,188

Oil & Gas — 1.2%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes, 144A	7.875%	12/15/24	75	80,625
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	75	76,969
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	75	76,500
California Resources Corp., Gtd. Notes	6.000%	11/15/24	13	9,718
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	333	296,370
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	100	103,750
Diamondback Energy, Inc., Gtd. Notes, 144A	5.375%	05/31/25	100	103,250

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	215	225,212
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	125	135,625
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/29/24	50	54,000
Halcon Resources Corp., Sec’d. Notes, 144A(c)	8.625%	02/01/20	150	156,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(c)	5.750%	10/01/25	150	151,312
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	125	116,250
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	250	256,675
MEG Energy Corp. (Canada), Sec’d. Notes, 144A	6.500%	01/15/25	175	176,750
Murphy Oil Corp., Sr. Unsec’d. Notes	6.875%	08/15/24	50	53,625
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	175	181,125
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	7.750%	01/15/24	100	99,375
Range Resources Corp., Gtd. Notes	4.875%	05/15/25	150	145,980
Range Resources Corp., Gtd. Notes, 144A	5.000%	08/15/22	25	25,150
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23	75	74,438
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	260	272,350
Rice Energy, Inc., Gtd. Notes	6.250%	05/01/22	75	77,813
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	100	107,250
RSP Permian, Inc., Gtd. Notes, 144A	5.250%	01/15/25	125	127,812
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	200	199,604
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20	100	102,250
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	150	153,975
Tesoro Corp., Gtd. Notes, 144A	4.750%	12/15/23	100	102,750
Tesoro Corp., Gtd. Notes, 144A	5.125%	12/15/26	150	156,375
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	150	162,750
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	150	155,812
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	50	54,250
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	115	119,600
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	100	113,750

				4,505,790

Oil & Gas Services
SESI LLC, Gtd. Notes	6.375%	05/01/19	50	50,188

Packaging & Containers — 0.4%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	54	55,242
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	7.125%	09/15/23	200	203,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	450	482,062
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	200	201,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	50	53,188
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	150	129,360
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)	6.500%	10/01/21	300	313,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A	7.000%	07/15/24	200	213,100
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	25	25,781

				1,676,108

Pharmaceuticals — 0.5%
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	25	21,781
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	125	104,687

Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	400	341,000
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	200	162,750
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%	11/01/24	75	77,063
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(c)	7.625%	05/15/21	200	209,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	200	172,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	25	18,938
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25	375	280,781
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	75	73,969
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	275	238,906
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	200	227,500

				1,928,875

Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%	09/15/24	50	51,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.250%	04/01/23	25	25,813
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	75	84,187
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	175	185,062
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(c)	5.625%	04/15/20	75	79,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(c)	6.000%	01/15/19	150	158,625
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	25	24,719
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	125	126,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	100	109,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%	02/01/25	50	51,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.375%	02/01/27	50	51,813
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	125	135,781

				1,084,500

Real Estate — 0.1%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	175	181,563
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(c)	8.250%	12/01/22	100	108,375
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875%	06/01/23	125	121,875

				411,813

Real Estate Investment Trusts (REITs) — 0.3%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	75	79,125
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	50	52,250

FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	100	105,250
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., Gtd. Notes, 144A	5.625%	05/01/24	50	52,188
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.500%	09/01/26	125	119,687
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	75	73,687
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	75	77,625
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	75	79,219
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	200	204,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	50	50,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	100	103,500

				996,531

Retail — 1.0%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	75	78,144
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	75	72,938
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	125	130,625
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	175	182,875
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	100	48,000
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	75	77,719
Dollar Tree, Inc., Gtd. Notes	5.750%	03/01/23	100	105,900
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	50	49,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	150	148,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A	8.625%	06/15/20	175	173,250
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(c)	9.250%	06/15/21	100	105,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	100	101,166
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	250	241,250
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(c)	6.750%	10/15/24	200	206,000
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%	07/01/22	300	281,250
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(b)	8.000%	10/15/21	675	416,812
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%	03/15/23	325	319,312
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	100	99,500
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	325	338,406
Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20	225	216,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	75	78,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	30	31,200
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(c)	8.000%	06/15/22	175	140,000

				3,642,097

Semiconductors — 0.3%
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23	100	111,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	100	100,400
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	450	450,675
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	200	210,500
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	325	324,837

				1,197,412

Software — 1.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	1,230	1,186,950
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	100	101,000
Donnelley Financial Solutions, Inc., Sr. Unsec’d. Notes, 144A	8.250%	10/15/24	55	56,925
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	1,125	1,193,062
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl, Gtd. Notes, 144A	10.000%	11/30/24	150	162,000
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(c)	7.125%	05/01/21	440	452,100
Infor US, Inc., Gtd. Notes(c)	6.500%	05/15/22	300	307,875
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	300	288,750
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	48	49,200
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	250	255,625
Rackspace Hosting, Inc., Gtd. Notes, 144A	8.625%	11/15/24	100	103,750
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	50	52,500

				4,209,737

Telecommunications — 1.4%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	75	83,437
Avaya, Inc., Sec’d. Notes, 144A(b)(c)(g)	10.500%	03/01/21	265	72,213
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125%	03/11/23	200	209,635
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	75	69,938
Columbus Cable Barbados Ltd. (Barbados), Gtd. Notes, RegS(c)	7.375%	03/30/21	200	212,500
CommScope Technologies Finance LLC, Gtd. Notes, 144A(b)	6.000%	06/15/25	275	293,048
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	200	177,250
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	200	185,875
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	6.000%	04/15/21	200	186,460
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%	01/15/25	100	83,875
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	440	444,950
GTT Escrow Corp., Gtd. Notes, 144A	7.875%	12/31/24	75	78,563
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	200	140,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	150	128,906
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	235	81,663
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	25	25,281
Level 3 Financing, Inc., Gtd. Notes	5.375%	05/01/25	70	71,444
Level 3 Financing, Inc., Gtd. Notes, 144A	5.250%	03/15/26	270	268,987
MTN Mauritius Investment Ltd. (South Africa), Gtd. Notes, 144A	6.500%	10/13/26	200	202,010
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	55	56,650
Sprint Communications, Inc., Gtd. Notes, 144A(c)	9.000%	11/15/18	75	82,125
Sprint Corp., Gtd. Notes(c)	7.250%	09/15/21	500	535,750
Sprint Corp., Gtd. Notes(b)(c)	7.625%	02/15/25	515	552,016
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	150	164,812
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	250	265,675
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18	200	202,100
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	125	120,312
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	200	207,980
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	200	207,500

				5,410,955

Textiles — 0.1%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	350	362,250

Transportation — 0.1%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%		04/01/20	125	93,125
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%		09/01/23	75	77,438
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%		06/15/22	250	260,625

					431,188

TOTAL CORPORATE BONDS (cost $80,202,399)					80,995,240

NON-CORPORATE FOREIGN AGENCIES — 3.2%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes, RegS	5.250%		08/12/18	200	205,240
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, RegS	6.500%		06/10/19	100	106,800
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes, RegS	5.477%		07/24/23	122	121,136
Brazil Minas SPE Via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes, RegS	5.333%		02/15/28	500	491,250
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, RegS	5.750%		02/14/42	200	187,500
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes, RegS	4.875%		11/04/44	400	398,485
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, RegS	5.750%		01/26/21	400	398,516
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, EMTN, RegS	6.750%		08/06/23	200	202,048
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%		09/23/21	200	193,996
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375%		08/05/26	200	188,587
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	6.510%		03/07/22	100	109,750
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN, RegS	8.625%		04/28/34	210	270,375
Georgian Railway JSC (Georgia), Sr. Unsec’d. Notes, RegS	7.750%		07/11/22	200	217,580
KazAgro National Management Holding JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	4.625%		05/24/23	200	189,731
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes, RegS	6.950%		07/10/42	200	202,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%		05/05/20	450	494,365
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	6.375%		04/09/21	400	435,768
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.875%		06/29/37	100	121,911
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%		10/31/26	200	195,660
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%		09/18/18	200	213,100
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%		05/01/25	100	100,250
Oschadbank Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625	%(e)	03/20/25	200	191,782
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	4.300%		05/20/23	200	201,279
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/03/22	200	206,940

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	6.450%	05/30/44	200	209,073
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	6.500%	05/27/41	200	210,024
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	250	278,750
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	150	168,960
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	5.375%	04/12/27	625	235,938
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%	11/15/26	500	189,825
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	8.500%	11/02/17	213	185,920
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	9.000%	11/17/21	150	85,500
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	9.750%	05/17/35	200	100,960
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	12.750%	02/17/22	300	198,750
Petroleos de Venezuela SA (Venezuela), Sr. Sec’d. Notes, 144A	8.500%	10/27/20	500	387,500
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	410	426,318
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	350	287,074
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	630	585,585
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	80	84,704
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad And Tobago), Sr. Unsec’d. Notes, RegS	6.000%	05/08/22	138	133,031
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	3.900%	05/17/22	200	206,509
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	4.875%	05/17/42	400	420,745
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, RegS	3.250%	04/28/25	200	192,321
Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875%	03/24/26	250	270,155
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN, RegS	4.750%	03/13/23	400	386,140
Three Gorges Finance I Cayman Islands Ltd. (China), Gtd. Notes, RegS	3.150%	06/02/26	200	184,022
Trade & Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, EMTN, RegS	9.375%	05/19/20	200	197,987
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625%	04/27/22	200	196,908
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	5.942%	11/21/23	200	210,626
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	6.025%	07/05/22	200	212,644
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	6.902%	07/09/20	250	271,875
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.500%	03/23/21	150	162,563
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.875%	12/19/18	100	109,780
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	50	54,188

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $12,285,632)				12,488,424

FOREIGN GOVERNMENT BONDS — 10.0%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, RegS	9.500%	11/12/25	200	190,928

Argentina Bonar Bonds (Argentina), Bonds	8.750%		05/07/24		300	340,752
Argentine Bonos del Tesoro (Argentina), Bonds	22.750%		03/05/18	ARS	426	27,690
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.260	%(e)	12/31/38	EUR	200	126,842
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500	%(e)	12/31/38		180	110,880
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.500%		04/22/26		480	501,120
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	550	603,118
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	8.280%		12/31/33		631	667,195
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	5.625%		01/26/22		150	150,300
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%		01/07/25		200	194,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.875%		01/22/21		200	208,200
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		150	140,250
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		100	109,750
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		348	417,600
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, RegS	8.950%		02/19/21		200	223,840
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	6.125%		01/18/41		355	393,162
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		540	669,600
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	10.375%		01/28/33		200	293,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	4.250%		01/26/23		400	379,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	7.000%		04/04/44		200	192,442
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	7.158%		03/12/45		200	194,556
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	5.500%		04/04/23		250	265,887
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.375%		03/24/21		300	328,125
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.625%		07/14/20		155	169,519
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	5.875%		04/18/24		300	307,704
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	6.850%		01/27/45		200	196,664
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.450%		04/30/44		550	580,250
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		245	269,500
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	7.950%		06/20/24		400	396,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%		12/13/26		200	211,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	10.500%		03/24/20		400	437,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	10.750%		03/28/22		200	224,500

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25		200	184,130
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	5.875%	06/11/25		200	184,130
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	6.125%	01/31/22		205	206,843
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	6.875%	04/30/40		100	88,710
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	8.500%	01/31/47		455	464,719
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	6.375%	01/18/27		200	175,500
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.375%	12/01/19		105	105,262
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.625%	02/01/41		300	261,471
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.750%	01/24/23		300	299,250
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	8.250%	04/10/32		80	76,800
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes, RegS	6.625%	12/11/24		200	179,856
Gabon Government International Bond (Gabon), Bonds, RegS	6.375%	12/12/24		200	183,602
Gabon Government International Bond (Gabon), Sr. Unsec’d. Notes, RegS	6.950%	06/16/25		200	185,282
Ghana Government International Bond (Ghana), Bank Gtd. Notes, RegS	10.750%	10/14/30		200	235,700
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, RegS	7.875%	08/07/23		300	292,890
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, RegS	9.250%	09/15/22		200	211,296
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, RegS	5.750%	06/06/22		200	214,396
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, RegS	8.750%	12/16/20		200	223,952
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		508	553,862
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		222	243,645
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		200	223,296
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		392	546,354
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	4.125%	01/15/25		250	251,445
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.350%	01/08/27		200	203,060
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	5.250%	01/17/42		200	204,756
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.950%	01/08/46		200	225,210
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		200	265,050
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	8.500%	10/12/35		100	138,813
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.250%	07/15/21	IDR	1,100,000	84,771
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	09/15/26	IDR	1,000,000	78,541
Iraq International Bond (Iraq), Unsec’d. Notes, RegS	5.800%	01/15/28		750	622,035

Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, RegS	6.375%	03/03/28		600	583,752
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25		200	230,904
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.875%	07/28/45		200	222,094
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	8.000%	03/15/39		100	112,003
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	9.250%	10/17/25		200	251,096
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	6.500%	07/21/45		400	469,000
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, RegS	5.875%	06/24/19		200	206,790
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, RegS	6.875%	06/24/24		400	386,020
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.000%	05/20/19		285	287,782
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, RegS	6.000%	01/27/23		90	88,893
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN, RegS	6.100%	10/04/22		45	44,536
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, MTN	6.250%	05/27/22		60	59,801
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN, RegS	6.250%	11/04/24		170	166,396
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.375%	03/09/20		165	167,647
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN, RegS	6.600%	11/27/26		120	117,600
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, RegS	6.650%	04/22/24		130	130,250
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN, RegS	6.650%	11/03/28		88	85,814
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN, RegS	6.650%	02/26/30		35	34,042
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN, RegS	8.250%	04/12/21		445	480,847
Malaysia Sukuk Global Bhd (Malaysia), Gov’t. Gtd. Notes, 144A	4.080%	04/27/46		250	246,240
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	710	32,996
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40		530	579,025
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%	09/27/34		203	243,574
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, EMTN, RegS	4.125%	01/05/18		200	193,764
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	4.250%	12/11/22		200	205,300
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	5.500%	12/11/42		200	209,134
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, RegS	6.375%	07/12/23		200	195,260
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, RegS	6.750%	01/28/21		200	203,160
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	7.250%	04/15/19		300	320,888
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%	04/15/24		200	221,754

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53		250	231,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		100	123,750
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	7.125%	01/29/26		335	419,587
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%	04/01/29		100	143,250
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, RegS	6.100%	08/11/44		200	202,612
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec’d. Notes, 144A	4.325%	05/28/25		200	202,060
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		245	282,975
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		655	832,505
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.950%	01/20/40		300	301,195
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%	01/14/31		460	651,332
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, RegS(e)	3.000%	05/01/20	EUR	90	93,454
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, RegS	9.125%	03/16/24		150	163,500
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, RegS	9.950%	06/09/21		150	168,375
Republic of Angola Via Northern Lights III BV (Angola), Sr. Sec’d. Notes, RegS	7.000%	08/16/19		172	175,233
Republic of Armenia International Bond (Armenia), Sr. Unsec’d. Notes, RegS	6.000%	09/30/20		200	206,764
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes, RegS	9.500%	11/19/25		200	215,396
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875%	10/29/35	EUR	66	73,046
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	4.375%	08/22/23		360	372,060
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	6.125%	01/22/44		246	290,273
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes, RegS	4.750%	05/27/26		400	413,088
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes, RegS	5.625%	04/04/42		200	216,716
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes, RegS	12.750%	06/24/28		420	721,140
Senegal Goverment International Bond (Senegal), Sr. Unsec’d. Notes, RegS	8.750%	05/13/21		200	221,144
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, RegS	4.875%	02/25/20		600	615,750
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, RegS	7.250%	09/28/21		200	225,500
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		200	201,203
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%	10/04/20		430	442,250
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%	07/27/21		230	235,073
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.850%	11/03/25		400	399,560

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes, 144A	5.500%		10/13/21	200	204,140
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%		04/16/43	200	163,078
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	100	102,920
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	200	201,500
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%		01/14/41	400	373,533
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	500	522,905
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.875%		03/17/36	419	433,665
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	4.925	%(h)	05/31/40	35	10,337
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	4.994	%(h)	05/31/40	50	14,768
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/19	300	298,350
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%		09/01/19	200	198,900
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/20	356	348,211
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%		09/01/20	100	97,812
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/21	104	100,516
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%		09/01/22	100	95,550
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/22	104	99,372
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%		09/01/27	300	276,396
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%		06/18/50	255	237,915
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.625%		03/21/36	300	380,445
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS(b)	7.000%		03/31/38	620	275,900
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%		10/13/19	370	222,925
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	9.000%		05/07/23	100	50,630
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	11.950%		08/05/31	300	174,750
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	4.800%		11/19/24	200	201,518
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes, RegS	8.500%		04/14/24	200	199,060
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes, RegS	8.970%		07/30/27	200	199,760
Zambia Government International Bond (Zambia), Unsec’d. Notes, RegS	5.375%		09/20/22	200	180,210

TOTAL FOREIGN GOVERNMENT BONDS (cost $38,254,302)					38,216,720

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes (cost $807,351)(i)(j)	2.250%	11/15/24	800	794,813

TOTAL LONG-TERM INVESTMENTS (cost $349,608,984)				365,797,022

			Shares
SHORT-TERM INVESTMENTS — 6.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $8,477,012; includes $8,467,517 of cash collateral for securities on loan)(a)(k)			8,476,778	8,478,474
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(a)			17,133,441	17,133,441

TOTAL SHORT-TERM INVESTMENTS (cost $25,610,453)				25,611,915

TOTAL INVESTMENTS — 102.3% (cost $375,219,437)(l)				391,408,937
Liabilities in excess of other assets(m) — (2.3)%				(8,778,415)

NET ASSETS — 100.0%				$382,630,522

The following abbreviations are used in the quarterly report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
MLP	Master Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
UTS	Unit Trust Security
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,442,433 and 0.4% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,220,061; cash collateral of $8,467,517 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid; the aggregate value of $12,626,796 is approximately 3.3% of net assets.
(d)	Non-income producing security.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $635,346. The aggregate value of $514,205 is approximately 0.1% of net assets.
(g)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(k)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(l)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$379,722,217

Appreciation	16,885,231
Depreciation	(5,198,511)

Net Unrealized Appreciation	$11,686,720

The book basis may differ from tax basis due to certain tax-related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
10	2 Year U.S. Treasury Notes	Mar. 2017	$2,167,532	$2,167,970	$438
21	5 Year U.S. Treasury Notes	Mar. 2017	2,484,196	2,475,209	(8,987)
10	10 Year U.S. Treasury Notes	Mar. 2017	1,252,963	1,244,689	(8,274)
6	20 Year U.S. Treasury Bonds	Mar. 2017	906,838	905,064	(1,774)
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	321,403	321,376	(27)

					(18,624)

	Short Position:
14	10 Year U.S. Treasury Notes	Mar. 2017	1,733,186	1,742,562	(9,376)

					$(28,000)

Cash of $100,000 and a U.S. Treasury Obligation with a market value of $119,222 have been segregated with Citigroup Global Markets to cover requirement for open futures contracts at January 31, 2017.

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso Expiring 04/10/17	Bank of America	ARS	413	$25,110	$25,134	$24
Expiring 04/10/17	Citigroup Global Markets	ARS	1,295	78,750	78,923	173
Expiring 04/10/17	Citigroup Global Markets	ARS	312	18,603	18,984	381
Australian Dollar, Expiring 04/12/17	Goldman Sachs & Co.	AUD	375	276,489	283,584	7,095
Brazilian Real, Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	1,518	437,067	481,638	44,571
Expiring 04/04/17	Citigroup Global Markets	BRL	1,079	333,109	336,973	3,864
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	1,026	319,711	320,334	623
Expiring 04/04/17	JPMorgan Chase	BRL	1,294	398,945	404,021	5,076
Expiring 04/04/17	Toronto Dominion	BRL	620	191,505	193,708	2,203
Canadian Dollar, Expiring 04/12/17	Citigroup Global Markets	CAD	103	78,071	79,516	1,445
Chilean Peso, Expiring 02/15/17	Citigroup Global Markets	CLP	68,258	103,751	105,139	1,388
Expiring 04/12/17	Citigroup Global Markets	CLP	17,061	26,000	26,185	185
Expiring 04/12/17	Citigroup Global Markets	CLP	15,088	23,000	23,157	157
Expiring 04/12/17	Goldman Sachs & Co.	CLP	39,048	60,000	59,929	(71)
Chinese Renminbi, Expiring 04/26/17	Citigroup Global Markets	CNH	1,408	204,031	203,650	(381)
Czech Koruna, Expiring 04/12/17	Citigroup Global Markets	CZK	375	15,000	15,051	51
Euro, Expiring 04/27/17	Citigroup Global Markets	EUR	73	79,000	79,358	358
Expiring 04/27/17	Citigroup Global Markets	EUR	72	77,000	77,623	623
Expiring 04/27/17	Citigroup Global Markets	EUR	26	28,000	28,110	110
Expiring 04/27/17	Citigroup Global Markets	EUR	17	18,000	18,184	184
Expiring 04/27/17	Goldman Sachs & Co.	EUR	263	282,400	285,460	3,060
Expiring 04/27/17	UBS AG	EUR	106	115,000	115,370	370
Expiring 04/28/17	Citigroup Global Markets	EUR	51	55,000	55,633	633

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	6,905	$24,000	$24,105	$105
Indian Rupee, Expiring 03/08/17	Citigroup Global Markets	INR	4,325	63,000	63,457	457
Expiring 03/08/17	Citigroup Global Markets	INR	4,156	60,621	60,972	351
Expiring 03/08/17	Citigroup Global Markets	INR	2,188	32,000	32,096	96
Expiring 03/08/17	Hong Kong & Shanghai Bank	INR	14,164	207,385	207,825	440
Expiring 03/08/17	UBS AG	INR	27,549	401,560	404,208	2,648
Expiring 03/17/17	Barclays Capital Group	INR	27,549	401,787	403,692	1,905
Expiring 03/17/17	Citigroup Global Markets	INR	6,098	90,000	89,350	(650)
Expiring 03/17/17	Citigroup Global Markets	INR	5,739	84,000	84,095	95
Expiring 03/17/17	Citigroup Global Markets	INR	5,142	75,000	75,343	343
Expiring 03/17/17	Citigroup Global Markets	INR	4,865	71,000	71,289	289
Expiring 03/17/17	Citigroup Global Markets	INR	4,590	67,000	67,263	263
Expiring 03/17/17	Citigroup Global Markets	INR	3,017	44,000	44,208	208
Expiring 03/17/17	Citigroup Global Markets	INR	1,300	19,000	19,052	52
Expiring 03/17/17	Goldman Sachs & Co.	INR	2,326	34,000	34,085	85
Indonesian Rupiah, Expiring 03/20/17	Citigroup Global Markets	IDR	1,638,654	120,445	122,168	1,723
Expiring 07/17/17	Citigroup Global Markets	IDR	4,897,491	358,790	360,233	1,443
Israeli Shekel, Expiring 04/21/17	Citigroup Global Markets	ILS	226	60,000	60,001	1
Expiring 04/21/17	Citigroup Global Markets	ILS	129	34,000	34,297	297
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	24,232	216,000	215,364	(636)
Expiring 04/27/17	Citigroup Global Markets	JPY	3,559	31,000	31,628	628
Expiring 04/27/17	UBS AG	JPY	4,310	38,000	38,307	307
Malaysian Ringgit, Expiring 02/08/17	Bank of America	MYR	387	85,900	87,348	1,448
Expiring 02/08/17	Barclays Capital Group	MYR	764	181,093	172,429	(8,664)
Mexican Peso, Expiring 03/08/17	Bank of America	MXN	1,184	57,588	56,476	(1,112)
Expiring 03/08/17	Citigroup Global Markets	MXN	3,203	149,580	152,827	3,247
Expiring 03/08/17	Citigroup Global Markets	MXN	989	46,000	47,213	1,213
Expiring 03/08/17	Goldman Sachs & Co.	MXN	3,176	145,508	151,550	6,042
Expiring 03/08/17	Goldman Sachs & Co.	MXN	1,184	57,589	56,512	(1,077)
Expiring 03/08/17	UBS AG	MXN	1,124	54,000	53,615	(385)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar, Expiring 03/08/17	Citigroup Global Markets	TWD	7,214	$223,000	$230,359	$7,359
Expiring 03/08/17	Citigroup Global Markets	TWD	3,048	96,001	97,329	1,328
New Zealand Dollar, Expiring 04/12/17	Citigroup Global Markets	NZD	291	207,000	212,709	5,709
Expiring 04/12/17	Citigroup Global Markets	NZD	181	127,125	132,246	5,121
Expiring 04/12/17	Goldman Sachs & Co.	NZD	125	89,400	91,389	1,989
Peruvian Nuevo Sol, Expiring 03/15/17	Citigroup Global Markets	PEN	382	113,287	116,375	3,088
Expiring 04/27/17	Citigroup Global Markets	PEN	408	119,717	123,611	3,894
Expiring 04/27/17	Citigroup Global Markets	PEN	208	60,984	62,940	1,956
Expiring 04/27/17	Goldman Sachs & Co.	PEN	1,147	338,001	347,613	9,612
Philippine Peso, Expiring 02/02/17	Barclays Capital Group	PHP	10,051	202,034	201,962	(72)
Expiring 04/12/17	Barclays Capital Group	PHP	14,040	281,301	281,528	227
Expiring 04/12/17	UBS AG	PHP	7,543	151,081	151,249	168
Polish Zloty, Expiring 04/21/17	Barclays Capital Group	PLN	553	135,332	137,828	2,496
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	34,574	535,805	573,845	38,040
Expiring 02/07/17	Bank of America	RUB	6,836	103,893	113,464	9,571
Expiring 02/07/17	Bank of America	RUB	6,151	93,471	102,095	8,624
Expiring 02/07/17	Goldman Sachs & Co.	RUB	10,600	165,887	175,938	10,051
Expiring 02/07/17	Goldman Sachs & Co.	RUB	9,022	142,379	149,742	7,363
Expiring 02/07/17	Goldman Sachs & Co.	RUB	1,912	32,000	31,740	(260)
Expiring 02/07/17	Goldman Sachs & Co.	RUB	1,277	20,999	21,202	203
Singapore Dollar, Expiring 03/16/17	Bank of America	SGD	360	250,173	255,751	5,578
Expiring 03/16/17	Bank of America	SGD	139	97,350	98,637	1,287
Expiring 03/16/17	Citigroup Global Markets	SGD	520	359,003	369,350	10,347
Expiring 03/16/17	Citigroup Global Markets	SGD	137	96,162	96,909	747
Expiring 03/16/17	Citigroup Global Markets	SGD	136	95,000	96,859	1,859
Expiring 03/16/17	Citigroup Global Markets	SGD	114	80,000	80,867	867
Expiring 03/16/17	Citigroup Global Markets	SGD	60	42,000	42,238	238
Expiring 03/16/17	Citigroup Global Markets	SGD	47	33,001	33,213	212
Expiring 03/16/17	Citigroup Global Markets	SGD	43	30,000	30,178	178
Expiring 03/16/17	Citigroup Global Markets	SGD	34	24,000	24,456	456
Expiring 03/16/17	Goldman Sachs & Co.	SGD	260	179,502	184,684	5,182
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	1,075	78,687	78,854	167
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	5,038	359,941	369,485	9,544
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	1,348	97,298	98,874	1,576

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won, Expiring 03/21/17	Citigroup Global Markets	KRW	85,534	$73,000	$73,635	$635
Expiring 03/21/17	Citigroup Global Markets	KRW	84,847	72,000	73,044	1,044
Expiring 03/21/17	Citigroup Global Markets	KRW	74,499	64,000	64,135	135
Expiring 03/21/17	Citigroup Global Markets	KRW	44,295	37,000	38,133	1,133
Expiring 03/21/17	Citigroup Global Markets	KRW	39,756	34,000	34,226	226
Expiring 03/21/17	Citigroup Global Markets	KRW	36,399	31,000	31,335	335
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	9,390	264,056	266,643	2,587
Expiring 02/17/17	Citigroup Global Markets	THB	740	21,000	21,015	15
Turkish Lira, Expiring 02/08/17	Bank of America	TRY	149	43,255	39,313	(3,942)
Expiring 02/08/17	Citigroup Global Markets	TRY	601	166,120	158,831	(7,289)
Expiring 02/08/17	Citigroup Global Markets	TRY	185	49,000	49,042	42
Expiring 02/08/17	Citigroup Global Markets	TRY	167	44,000	44,168	168
Expiring 02/08/17	Citigroup Global Markets	TRY	91	24,001	23,993	(8)
Expiring 02/08/17	Citigroup Global Markets	TRY	89	23,000	23,415	415
Expiring 02/08/17	Goldman Sachs & Co.	TRY	489	129,036	129,318	282
Expiring 02/08/17	Goldman Sachs & Co.	TRY	357	94,075	94,489	414
Expiring 02/08/17	Goldman Sachs & Co.	TRY	356	94,075	94,270	195
Expiring 02/08/17	UBS AG	TRY	68	18,000	17,983	(17)

				$12,894,820	$13,129,179	234,359

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	Bank of America	AUD	169	$127,000	$127,949	$(949)
Expiring 04/12/17	Citigroup Global Markets	AUD	46	34,469	34,710	(241)
Expiring 04/12/17	Goldman Sachs & Co.	AUD	122	91,331	92,006	(675)
Expiring 04/12/17	JPMorgan Chase	AUD	335	252,700	253,765	(1,065)
Brazilian Real, Expiring 02/02/17	Citigroup Global Markets	BRL	1,079	338,521	342,322	(3,801)
Expiring 02/02/17	Citigroup Global Markets	BRL	189	54,530	59,813	(5,283)
Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	1,026	324,966	325,419	(453)
Expiring 02/02/17	JPMorgan Chase	BRL	1,294	405,434	410,436	(5,002)
Expiring 02/02/17	Toronto Dominion	BRL	620	194,629	196,783	(2,154)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	21	$27,007	$26,923	$84
Canadian Dollar, Expiring 04/12/17	Barclays Capital Group	CAD	117	87,930	90,356	(2,426)
Expiring 04/12/17	Barclays Capital Group	CAD	116	87,950	89,444	(1,494)
Expiring 04/12/17	Citigroup Global Markets	CAD	119	89,400	91,374	(1,974)
Chilean Peso, Expiring 02/15/17	Citigroup Global Markets	CLP	286,021	430,172	440,567	(10,395)
Expiring 03/13/17	Citigroup Global Markets	CLP	142,202	216,672	218,662	(1,990)
Expiring 03/13/17	JPMorgan Chase	CLP	142,202	216,675	218,662	(1,987)
Expiring 04/12/17	Goldman Sachs & Co.	CLP	170,588	256,910	261,812	(4,902)
Colombian Peso, Expiring 04/12/17	Citigroup Global Markets	COP	658,749	221,988	222,587	(599)
Expiring 04/12/17	Citigroup Global Markets	COP	295,052	97,377	99,696	(2,319)
Expiring 04/12/17	Citigroup Global Markets	COP	159,128	52,431	53,768	(1,337)
Expiring 04/12/17	Citigroup Global Markets	COP	56,833	18,726	19,204	(478)
Czech Koruna, Expiring 04/12/17	Citigroup Global Markets	CZK	2,976	119,161	119,568	(407)
Expiring 04/12/17	Citigroup Global Markets	CZK	1,154	46,000	46,380	(380)
Euro, Expiring 04/12/17	Citigroup Global Markets	EUR	300	314,921	324,392	(9,471)
Expiring 04/27/17	Citigroup Global Markets	EUR	516	555,421	558,819	(3,398)
Expiring 04/27/17	Citigroup Global Markets	EUR	231	251,000	250,750	250
Expiring 04/27/17	Citigroup Global Markets	EUR	120	129,036	129,735	(699)
Expiring 04/27/17	Citigroup Global Markets	EUR	23	25,000	25,414	(414)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	552	594,248	597,914	(3,666)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	464	499,970	502,770	(2,800)
Expiring 04/27/17	UBS AG	EUR	48	51,000	51,495	(495)
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	64,695	224,991	225,850	(859)
Indian Rupee, Expiring 03/08/17	Citigroup Global Markets	INR	10,051	146,000	147,466	(1,466)
Expiring 03/08/17	Citigroup Global Markets	INR	5,645	82,933	82,829	104
Expiring 03/08/17	Citigroup Global Markets	INR	2,186	32,000	32,077	(77)
Expiring 03/08/17	JPMorgan Chase	INR	13,055	190,916	191,545	(629)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah, Expiring 03/20/17	Citigroup Global Markets	IDR	3,208,220	$235,000	$239,186	$(4,186)
Expiring 03/20/17	Citigroup Global Markets	IDR	456,110	34,000	34,005	(5)
Expiring 03/20/17	Citigroup Global Markets	IDR	416,640	31,000	31,062	(62)
Israeli Shekel, Expiring 04/21/17	Goldman Sachs & Co.	ILS	1,955	513,991	519,796	(5,805)
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	46,518	410,631	413,431	(2,800)
Expiring 04/27/17	Citigroup Global Markets	JPY	10,431	91,000	92,703	(1,703)
Expiring 04/27/17	Citigroup Global Markets	JPY	5,258	46,000	46,729	(729)
Expiring 04/27/17	Citigroup Global Markets	JPY	4,981	44,000	44,265	(265)
Expiring 04/27/17	Citigroup Global Markets	JPY	4,698	41,001	41,750	(749)
Expiring 04/27/17	Goldman Sachs & Co.	JPY	8,760	77,495	77,855	(360)
Malaysian Ringgit, Expiring 02/08/17	Barclays Capital Group	MYR	1,131	255,497	255,249	248
Mexican Peso, Expiring 03/08/17	Citigroup Global Markets	MXN	2,046	93,652	97,612	(3,960)
New Taiwanese Dollar, Expiring 03/08/17	Bank of America	TWD	9,897	309,440	316,015	(6,575)
Expiring 03/08/17	Citigroup Global Markets	TWD	6,408	201,599	204,608	(3,009)
Expiring 03/08/17	Citigroup Global Markets	TWD	6,203	192,106	198,077	(5,971)
Expiring 03/08/17	Citigroup Global Markets	TWD	2,856	91,000	91,199	(199)
Expiring 03/08/17	Citigroup Global Markets	TWD	2,241	71,000	71,545	(545)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,893	59,000	60,438	(1,438)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,744	56,000	55,684	316
Expiring 03/08/17	Citigroup Global Markets	TWD	1,724	55,000	55,059	(59)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,720	55,000	54,918	82
Expiring 03/08/17	Citigroup Global Markets	TWD	1,193	38,000	38,087	(87)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,107	35,000	35,350	(350)
Expiring 03/08/17	Citigroup Global Markets	TWD	821	26,000	26,227	(227)
Expiring 03/08/17	Citigroup Global Markets	TWD	630	20,000	20,104	(104)
Expiring 03/08/17	Goldman Sachs & Co.	TWD	1,384	44,000	44,206	(206)
Expiring 03/08/17	JPMorgan Chase	TWD	6,163	191,694	196,795	(5,101)
New Zealand Dollar, Expiring 04/12/17	Goldman Sachs & Co.	NZD	334	232,187	244,226	(12,039)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol, Expiring 04/27/17	Citigroup Global Markets	PEN	215	$65,000	$65,302	$(302)
Expiring 04/27/17	Citigroup Global Markets	PEN	93	28,000	28,313	(313)
Expiring 04/27/17	Citigroup Global Markets	PEN	93	28,000	28,253	(253)
Philippine Peso, Expiring 02/02/17	Barclays Capital Group	PHP	10,051	205,967	201,962	4,005
Expiring 04/12/17	Barclays Capital Group	PHP	10,051	200,863	201,549	(686)
Expiring 04/12/17	Citigroup Global Markets	PHP	5,424	108,001	108,770	(769)
Expiring 04/12/17	Citigroup Global Markets	PHP	3,728	74,350	74,745	(395)
Expiring 04/12/17	Citigroup Global Markets	PHP	3,342	67,000	67,014	(14)
Expiring 04/12/17	Citigroup Global Markets	PHP	3,085	61,000	61,857	(857)
Expiring 04/12/17	Citigroup Global Markets	PHP	2,754	55,000	55,221	(221)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,609	32,000	32,263	(263)
Expiring 04/12/17	Goldman Sachs & Co.	PHP	4,360	87,000	87,437	(437)
Expiring 04/12/17	Goldman Sachs & Co.	PHP	3,016	60,000	60,470	(470)
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	13,634	226,275	226,286	(11)
Expiring 02/07/17	Bank of America	RUB	12,738	206,000	211,421	(5,421)
Expiring 02/07/17	Bank of America	RUB	12,024	200,130	199,577	553
Expiring 02/07/17	Citigroup Global Markets	RUB	4,000	62,272	66,397	(4,125)
Singapore Dollar, Expiring 03/16/17	Citigroup Global Markets	SGD	1,111	766,843	788,941	(22,098)
Expiring 03/16/17	Citigroup Global Markets	SGD	297	208,529	210,538	(2,009)
Expiring 03/16/17	Citigroup Global Markets	SGD	276	191,607	195,642	(4,035)
Expiring 03/16/17	Citigroup Global Markets	SGD	153	106,987	108,316	(1,329)
Expiring 03/16/17	Citigroup Global Markets	SGD	124	87,495	88,105	(610)
Expiring 03/16/17	Citigroup Global Markets	SGD	45	31,000	31,968	(968)
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	398	29,000	29,158	(158)
Expiring 04/07/17	Citigroup Global Markets	ZAR	361	26,000	26,441	(441)
South Korean Won, Expiring 03/21/17	Bank of America	KRW	228,183	191,960	196,440	(4,480)
Expiring 03/21/17	Citigroup Global Markets	KRW	192,560	159,000	165,773	(6,773)
Expiring 03/21/17	Hong Kong & Shanghai Bank	KRW	436,188	372,970	375,509	(2,539)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	11,313	$320,630	$321,264	$(634)
Expiring 02/17/17	Citigroup Global Markets	THB	2,473	70,000	70,233	(233)
Turkish Lira, Expiring 02/08/17	Citigroup Global Markets	TRY	284	80,259	75,142	5,117
Expiring 02/08/17	Citigroup Global Markets	TRY	144	40,000	38,168	1,832
Expiring 02/08/17	Citigroup Global Markets	TRY	112	31,000	29,546	1,454
Expiring 02/08/17	Citigroup Global Markets	TRY	29	8,000	7,649	351
Expiring 02/08/17	Goldman Sachs & Co.	TRY	734	206,261	194,093	12,168
Expiring 02/08/17	Goldman Sachs & Co.	TRY	596	174,941	157,735	17,206
Expiring 02/08/17	Goldman Sachs & Co.	TRY	585	165,887	154,701	11,186
Expiring 02/08/17	Goldman Sachs & Co.	TRY	411	115,176	108,790	6,386
Expiring 02/08/17	Goldman Sachs & Co.	TRY	158	41,391	41,761	(370)
Expiring 02/08/17	Goldman Sachs & Co.	TRY	130	37,995	34,491	3,504
Expiring 02/08/17	Goldman Sachs & Co.	TRY	102	30,052	27,091	2,961
Expiring 02/08/17	UBS AG	TRY	13	3,841	3,435	406

				$15,703,390	$15,827,210	(123,820)

						$110,539

Cross currency exchange contracts outstanding at January 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
03/08/2017	Buy	MXN	2,562	EUR	111	$1,968	Citigroup Global Markets
04/07/2017	Buy	ZAR	1,078	EUR	74	(775)	Citigroup Global Markets
04/12/2017	Buy	AUD	81	GBP	49	(144)	UBS AG
04/12/2017	Buy	AUD	81	GBP	49	(46)	UBS AG
04/12/2017	Buy	AUD	135	EUR	94	32	JPMorgan Chase
04/12/2017	Buy	CAD	129	NZD	141	(3,634)	Bank of America
04/12/2017	Buy	CZK	10,024	EUR	374	(1,919)	JPMorgan Chase
04/12/2017	Buy	GBP	18	CAD	29	(322)	Goldman Sachs & Co.
04/21/2017	Buy	EUR	127	PLN	551	(206)	Citigroup Global Markets
04/21/2017	Buy	HUF	64,801	EUR	209	(264)	Citigroup Global Markets
04/27/2017	Buy	EUR	58	JPY	7,173	(561)	Bank of America
04/27/2017	Buy	GBP	41	EUR	48	132	Bank of America

						$(5,739)

Credit default swap agreements outstanding at January 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2)
CDX.EM.22.V2	12/20/19	1.000%	3,552	$(170,962)	$(400,865)	$229,903	Deutsche Bank AG
CDX.EM.22.V2	12/20/19	1.000%	1,248	(60,068)	(155,790)	95,722	Barclays Capital Group

				$(231,030)	$(556,655)	$325,625

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$67,383,083	$—	$—
Common Stocks	132,114,569	9,536,639	—
Exchange Traded Funds	34,880,070	—	—
Preferred Stocks	13,556,946	—	—
Convertible Bonds	—	—	1,442,433
Corporate Bonds	—	80,995,240	—
Non-Corporate Foreign Agencies	—	12,488,424	—
Foreign Government Bonds	—	38,216,720	—
U.S. Treasury Obligation	—	794,813	—
Other Financial Instruments*
Futures Contracts	(28,000)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	110,539	—
OTC Cross Currency Exchange Contracts	—	(5,739)	—
OTC Credit Default Swap Agreements	—	(231,030)	—

Total	$247,906,668	$141,905,606	$1,442,433

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 01/31/17
Credit contracts	$(231,030)
Foreign exchange contracts	104,800
Interest rate contracts	(28,000)

Total	$(154,230)

Prudential QMA Defensive Equity Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS — 95.3%
Aerospace & Defense — 1.9%
Arconic, Inc.	4,333	$98,749
Boeing Co. (The)	5,700	931,494
General Dynamics Corp.	2,850	516,078
L-3 Technologies, Inc.	770	122,191
Lockheed Martin Corp.	2,510	630,839
Northrop Grumman Corp.	1,750	400,890
Raytheon Co.	2,920	420,947
Rockwell Collins, Inc.	1,300	117,988
Textron, Inc.	2,700	127,899
TransDigm Group, Inc.	500	108,200
United Technologies Corp.	7,610	834,589

		4,309,864

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	1,400	106,484
Expeditors International of Washington, Inc.	1,800	93,744
FedEx Corp.	2,430	459,537
United Parcel Service, Inc. (Class B Stock)	6,850	747,541

		1,407,306

Airlines — 0.5%
Alaska Air Group, Inc.	1,200	112,584
American Airlines Group, Inc.	5,100	225,675
Delta Air Lines, Inc.	7,300	344,852
Southwest Airlines Co.	6,100	319,091
United Continental Holdings, Inc.*	2,900	204,363

		1,206,565

Auto Components — 0.1%
BorgWarner, Inc.	1,460	59,612
Delphi Automotive PLC	2,000	140,120
Goodyear Tire & Rubber Co. (The)	1,900	61,541

		261,273

Automobiles — 0.4%
Ford Motor Co.	28,800	355,968
General Motors Co.	10,200	373,422
Harley-Davidson, Inc.	1,300	74,152

		803,542

Banks — 8.3%
Bank of America Corp.	146,100	3,307,704
BB&T Corp.	11,900	549,661
Citigroup, Inc.	41,200	2,300,196
Citizens Financial Group, Inc.	7,600	274,892
Comerica, Inc.	2,600	175,578
Fifth Third Bancorp	11,200	292,320
Huntington Bancshares, Inc.	16,400	221,892
JPMorgan Chase & Co.	51,700	4,375,371
KeyCorp	16,100	289,317
M&T Bank Corp.	2,300	373,911
People’s United Financial, Inc.	5,000	93,750
PNC Financial Services Group, Inc. (The)	7,100	855,266
Regions Financial Corp.	18,400	265,144
SunTrust Banks, Inc.	7,300	414,786
U.S. Bancorp	23,200	1,221,480
Wells Fargo & Co.	65,300	3,678,349
Zions Bancorporation	3,200	135,008

		18,824,625

Beverages — 3.1%
Brown-Forman Corp. (Class B Stock)	3,200	145,920
Coca-Cola Co. (The)	69,100	2,872,487
Constellation Brands, Inc. (Class A Stock)	3,170	474,739
Dr. Pepper Snapple Group, Inc.	3,300	300,960
Molson Coors Brewing Co. (Class B Stock)	3,340	322,377
Monster Beverage Corp.*	7,200	306,720
PepsiCo, Inc.	25,550	2,651,579

		7,074,782

Biotechnology — 0.9%
AbbVie, Inc.	6,400	391,104
Alexion Pharmaceuticals, Inc.*	890	116,305
Amgen, Inc.	2,930	459,072
Biogen, Inc.*	860	238,426
Celgene Corp.*	3,060	355,419
Gilead Sciences, Inc.	5,170	374,567
Regeneron Pharmaceuticals, Inc.*	300	107,787
Vertex Pharmaceuticals, Inc.*	970	83,294

		2,125,974

Building Products — 0.3%
Allegion PLC	966	63,437
Fortune Brands Home & Security, Inc.	1,500	82,695
Johnson Controls International PLC	9,278	408,047
Masco Corp.	3,200	105,440

		659,619

Capital Markets — 3.5%
Affiliated Managers Group, Inc.*	860	131,030
Ameriprise Financial, Inc.	2,370	266,080
Bank of New York Mellon Corp. (The)	15,400	688,842
BlackRock, Inc.	1,780	665,684
Charles Schwab Corp. (The)	17,600	725,824
CME Group, Inc.	4,980	602,978
E*TRADE Financial Corp.*	4,200	157,290
Franklin Resources, Inc.	5,190	206,251
Goldman Sachs Group, Inc. (The)	5,380	1,233,742
Intercontinental Exchange, Inc.	8,730	509,483
Invesco Ltd.	6,200	179,304
Moody’s Corp.	2,550	264,358
Morgan Stanley	21,000	892,290
Nasdaq, Inc.	1,800	126,972
Northern Trust Corp.	3,200	265,472
S&P Global, Inc.	3,830	460,289
State Street Corp.	5,400	411,480
T. Rowe Price Group, Inc.	3,700	249,528

		8,036,897

Chemicals — 2.0%
Air Products & Chemicals, Inc.	2,420	338,219
Albemarle Corp.	1,300	120,432
CF Industries Holdings, Inc.	2,550	89,990
Dow Chemical Co. (The)	12,500	745,375
E.I. du Pont de Nemours & Co.	9,700	732,350
Eastman Chemical Co.	1,600	124,000
Ecolab, Inc.	2,930	351,981

FMC Corp.	1,500	90,240
International Flavors & Fragrances, Inc.	890	104,317
LyondellBasell Industries NV (Class A Stock)	3,760	350,695
Monsanto Co.	4,880	528,553
Mosaic Co. (The)	3,900	122,343
PPG Industries, Inc.	2,990	299,030
Praxair, Inc.	3,180	376,639
Sherwin-Williams Co. (The)	900	273,429

		4,647,593

Commercial Services & Supplies — 0.3%
Cintas Corp.	860	99,854
Pitney Bowes, Inc.	1,800	28,656
Republic Services, Inc.	2,300	131,974
Stericycle, Inc.*	870	67,112
Waste Management, Inc.	4,000	278,000

		605,596

Communications Equipment — 0.5%
Cisco Systems, Inc.	29,300	900,096
F5 Networks, Inc.*	380	50,932
Harris Corp.	730	74,978
Juniper Networks, Inc.	2,200	58,916
Motorola Solutions, Inc.	1,000	80,710

		1,165,632

Construction & Engineering — 0.1%
Fluor Corp.	1,400	77,700
Jacobs Engineering Group, Inc.*	1,200	70,260
Quanta Services, Inc.*	1,500	53,835

		201,795

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	710	163,016
Vulcan Materials Co.	1,480	189,928

		352,944

Consumer Finance — 1.0%
American Express Co.	11,200	855,456
Capital One Financial Corp.	7,100	620,469
Discover Financial Services	5,800	401,824
Navient Corp.	4,900	73,696
Synchrony Financial	11,501	411,966

		2,363,411

Containers & Packaging — 0.3%
Avery Dennison Corp.	1,000	73,020
Ball Corp.	2,000	152,520
International Paper Co.	4,600	260,360
Sealed Air Corp.	2,100	101,850
WestRock Co.	2,736	145,993

		733,743

Distributors — 0.1%
Genuine Parts Co.	1,160	112,300
LKQ Corp.*	2,200	70,202

		182,502

Diversified Consumer Services
H&R Block, Inc.	1,500	32,190

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	27,430	4,502,360
Leucadia National Corp.	5,100	121,635

		4,623,995

Diversified Telecommunication Services — 8.1%
AT&T, Inc.	230,494	9,717,627
CenturyLink, Inc.(a)	20,500	530,130
Frontier Communications Corp.(a)	44,000	153,560
Level 3 Communications, Inc.*	10,900	648,114
Verizon Communications, Inc.	153,000	7,498,530

		18,547,961

Electric Utilities — 4.7%
Alliant Energy Corp.	6,300	237,195
American Electric Power Co., Inc.	13,700	877,622
Duke Energy Corp.	19,200	1,507,968
Edison International	9,100	663,208
Entergy Corp.	5,000	358,200
Eversource Energy	8,800	486,816
Exelon Corp.	25,700	922,116
FirstEnergy Corp.	11,800	357,776
NextEra Energy, Inc.	13,050	1,614,546
PG&E Corp.	14,100	872,649
Pinnacle West Capital Corp.	3,100	240,653
PPL Corp.	18,900	658,476
Southern Co. (The)	27,300	1,349,439
Xcel Energy, Inc.	14,200	586,744

		10,733,408

Electrical Equipment — 0.5%
Acuity Brands, Inc.	440	91,181
AMETEK, Inc.	2,300	117,530
Eaton Corp. PLC	4,500	318,510
Emerson Electric Co.	6,400	375,424
Rockwell Automation, Inc.	1,280	189,427

		1,092,072

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	1,840	124,182
Corning, Inc.	5,500	145,695
FLIR Systems, Inc.	800	28,264
TE Connectivity Ltd.	2,100	156,135

		454,276

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	4,900	309,092
Halliburton Co.	10,100	571,357
Helmerich & Payne, Inc.	1,270	90,373
National Oilwell Varco, Inc.	4,400	166,364
Schlumberger Ltd.	16,319	1,366,064
TechnipFMC PLC (United Kingdom)*	2,600	87,412
Transocean Ltd.*(a)	4,500	62,865

		2,653,527

Equity Real Estate Investment Trusts (REITs) — 5.5%
American Tower Corp.	9,800	1,014,300
Apartment Investment & Management Co. (Class A Stock)	3,600	158,652

AvalonBay Communities, Inc.	3,160	547,660
Boston Properties, Inc.	3,540	463,386
Crown Castle International Corp.	8,350	733,380
Digital Realty Trust, Inc.	3,690	397,155
Equinix, Inc.	1,651	635,602
Equity Residential	8,400	510,468
Essex Property Trust, Inc.	1,510	338,693
Extra Space Storage, Inc.	2,900	208,945
Federal Realty Investment Trust	1,660	233,114
GGP, Inc.	13,400	332,856
HCP, Inc.	10,700	324,424
Host Hotels & Resorts, Inc.	17,000	307,190
Iron Mountain, Inc.	5,638	201,840
Kimco Realty Corp.	9,700	241,433
Macerich Co. (The)	2,800	192,332
Mid-America Apartment Communities, Inc.	2,600	246,870
Prologis, Inc.	12,200	595,970
Public Storage	3,440	739,600
Realty Income Corp.	5,900	351,817
Simon Property Group, Inc.	7,240	1,330,495
SL Green Realty Corp.	2,330	253,900
UDR, Inc.	6,100	213,195
Ventas, Inc.	8,200	505,694
Vornado Realty Trust	3,960	420,988
Welltower, Inc.	8,300	550,290
Weyerhaeuser Co.	17,140	536,996

		12,587,245

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	7,790	1,277,170
CVS Health Corp.	18,990	1,496,602
Kroger Co. (The)	16,800	570,528
Sysco Corp.	9,000	472,140
Wal-Mart Stores, Inc.	26,800	1,788,632
Walgreens Boots Alliance, Inc.	15,300	1,253,682
Whole Foods Market, Inc.	5,600	169,232

		7,027,986

Food Products — 2.4%
Archer-Daniels-Midland Co.	10,200	451,452
Campbell Soup Co.	3,400	211,582
ConAgra Brands, Inc.	7,400	289,266
General Mills, Inc.	10,500	656,040
Hershey Co. (The)	2,490	262,620
Hormel Foods Corp.	4,800	174,240
J.M. Smucker Co. (The)	2,080	282,568
Kellogg Co.	4,500	327,195
Kraft Heinz Co. (The)	10,600	946,474
McCormick & Co., Inc.	2,100	200,655
Mead Johnson Nutrition Co.	3,280	231,109
Mondelez International, Inc. (Class A Stock)	27,500	1,217,700
Tyson Foods, Inc. (Class A Stock)	5,200	326,508

		5,577,409

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	6,758	282,277
Baxter International, Inc.	1,900	91,029
Becton, Dickinson and Co.	835	148,037
Boston Scientific Corp.*	5,300	127,518
C.R. Bard, Inc.	290	68,826

Cooper Cos., Inc. (The)	200	36,922
Danaher Corp.	2,400	201,408
DENTSPLY SIRONA, Inc.	900	51,030
Edwards Lifesciences Corp.*	840	80,841
Hologic, Inc.*	1,100	44,583
Intuitive Surgical, Inc.*	160	110,830
Medtronic PLC	5,388	409,596
Stryker Corp.	1,230	151,942
Varex Imaging Corp.*	160	4,600
Varian Medical Systems, Inc.*	400	31,060
Zimmer Biomet Holdings, Inc.	790	93,481

		1,933,980

Health Care Providers & Services — 0.9%
Aetna, Inc.	1,380	163,682
AmerisourceBergen Corp.	650	56,732
Anthem, Inc.	1,040	160,306
Cardinal Health, Inc.	1,300	97,448
Centene Corp.*	700	44,289
Cigna Corp.	1,010	147,682
DaVita, Inc.*	580	36,975
Envision Healthcare Corp.*	500	34,000
Express Scripts Holding Co.*	2,400	165,312
HCA Holdings, Inc.*	1,200	96,336
Henry Schein, Inc.*	320	51,155
Humana, Inc.	590	117,115
Laboratory Corp. of America Holdings*	410	55,026
McKesson Corp.	890	123,843
Patterson Cos., Inc.	300	12,483
Quest Diagnostics, Inc.	600	55,152
UnitedHealth Group, Inc.	3,750	607,875
Universal Health Services, Inc. (Class B Stock)	360	40,547

		2,065,958

Health Care Technology
Cerner Corp.*	1,200	64,452

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	3,100	171,678
Chipotle Mexican Grill, Inc.*	220	92,717
Darden Restaurants, Inc.	900	65,952
Marriott International, Inc. (Class A Stock)	2,340	197,964
McDonald’s Corp.	6,130	751,354
Royal Caribbean Cruises Ltd.	1,200	112,356
Starbucks Corp.	10,700	590,854
Wyndham Worldwide Corp.	800	63,248
Wynn Resorts Ltd.(a)	610	61,872
Yum! Brands, Inc.	2,600	170,378

		2,278,373

Household Durables — 0.3%
D.R. Horton, Inc.	2,500	74,775
Garmin Ltd.	800	38,632
Harman International Industries, Inc.	520	57,803
Leggett & Platt, Inc.	1,000	47,720
Lennar Corp. (Class A Stock)	1,400	62,510
Mohawk Industries, Inc.*	470	101,445
Newell Brands, Inc.	3,500	165,655
PulteGroup, Inc.	2,100	45,171
Whirlpool Corp.	560	97,938

		691,649

Household Products — 2.8%
Church & Dwight Co., Inc.	4,540	205,299
Clorox Co. (The)	2,300	276,000
Colgate-Palmolive Co.	15,800	1,020,364
Kimberly-Clark Corp.	6,380	772,809
Procter & Gamble Co. (The)	47,700	4,178,520

		6,452,992

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	18,400	210,496
NRG Energy, Inc.	8,800	145,552

		356,048

Industrial Conglomerates — 2.1%
3M Co.	5,980	1,045,424
General Electric Co.	87,820	2,608,254
Honeywell International, Inc.	7,570	895,682
Roper Technologies, Inc.	1,010	193,769

		4,743,129

Insurance — 3.2%
Aflac, Inc.	6,000	419,940
Allstate Corp. (The)	5,500	413,655
American International Group, Inc.	14,200	912,492
Aon PLC	3,890	438,403
Arthur J. Gallagher & Co.	2,800	150,724
Assurant, Inc.	900	87,417
Chubb Ltd.	6,787	892,423
Cincinnati Financial Corp.	2,300	162,334
Hartford Financial Services Group, Inc. (The)	5,600	272,776
Lincoln National Corp.	3,500	236,285
Loews Corp.	4,200	195,636
Marsh & McLennan Cos., Inc.	7,600	516,952
MetLife, Inc.	16,000	870,560
Principal Financial Group, Inc.	4,000	228,360
Progressive Corp. (The)	8,600	321,984
Torchmark Corp.	1,700	125,018
Travelers Cos., Inc. (The)	4,180	492,320
Unum Group	3,600	163,548
Willis Towers Watson PLC	1,940	242,752
XL Group Ltd. (Bermuda)	4,100	154,037

		7,297,616

Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.*	2,920	2,404,562
Expedia, Inc.	890	108,215
Netflix, Inc.*	3,170	446,051
Priceline Group, Inc. (The)*	370	582,798
TripAdvisor, Inc.*	790	41,791

		3,583,417

Internet Software & Services — 2.2%
Akamai Technologies, Inc.*	1,000	68,590
Alphabet, Inc. (Class A Stock)*	1,730	1,418,929
Alphabet, Inc. (Class C Stock)*	1,741	1,387,211
eBay, Inc.*	6,000	190,980
Facebook, Inc. (Class A Stock)*	13,670	1,781,474

VeriSign, Inc.*	500	40,105
Yahoo!, Inc.*	5,100	224,757

		5,112,046

IT Services — 1.8%
Accenture PLC (Class A Stock)	3,620	412,209
Alliance Data Systems Corp.	340	77,649
Automatic Data Processing, Inc.	2,640	266,614
Cognizant Technology Solutions Corp. (Class A Stock)*	3,520	185,117
CSRA, Inc.	800	24,816
Fidelity National Information Services, Inc.	1,900	150,898
Fiserv, Inc.*	1,270	136,436
Global Payments, Inc.	900	69,552
International Business Machines Corp.	5,050	881,326
Mastercard, Inc. (Class A Stock)	5,560	591,195
Paychex, Inc.	1,900	114,551
PayPal Holdings, Inc.*	6,500	258,570
Teradata Corp.*	700	20,552
Total System Services, Inc.	1,000	50,680
Visa, Inc. (Class A Stock)	10,960	906,502
Western Union Co. (The)	2,800	54,824

		4,201,491

Leisure Products — 0.1%
Hasbro, Inc.	800	66,008
Mattel, Inc.	2,500	65,525

		131,533

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	1,300	63,661
Illumina, Inc.*	580	92,858
Mettler-Toledo International, Inc.*	110	46,929
PerkinElmer, Inc.	400	21,276
Thermo Fisher Scientific, Inc.	1,560	237,729
Waters Corp.*	320	45,328

		507,781

Machinery — 1.3%
Caterpillar, Inc.	5,780	552,915
Cummins, Inc.	1,530	224,925
Deere & Co.	2,870	307,233
Dover Corp.	1,500	116,625
Flowserve Corp.	1,300	63,908
Fortive Corp.	2,950	163,165
Illinois Tool Works, Inc.	3,140	399,408
Ingersoll-Rand PLC	2,600	206,310
PACCAR, Inc.	3,500	235,585
Parker-Hannifin Corp.	1,330	195,683
Pentair PLC (United Kingdom)	1,700	99,671
Snap-on, Inc.	580	105,287
Stanley Black & Decker, Inc.	1,500	186,000
Xylem, Inc.	1,800	88,758

		2,945,473

Media — 2.1%
CBS Corp. (Class B Stock)	2,900	187,021
Charter Communications, Inc. (Class A Stock)*	1,600	518,320
Comcast Corp. (Class A Stock)	17,600	1,327,392
Discovery Communications, Inc. (Class A Stock)*	1,100	31,185
Discovery Communications, Inc. (Class C Stock)*	1,600	44,336

Interpublic Group of Cos., Inc. (The)	2,900	68,237
News Corp. (Class A Stock)	2,750	33,798
News Corp. (Class B Stock)	800	10,120
Omnicom Group, Inc.	1,800	154,170
Scripps Networks Interactive, Inc. (Class A Stock)	700	53,312
TEGNA, Inc.	1,500	34,365
Time Warner, Inc.	5,700	552,045
Twenty-First Century Fox, Inc. (Class A Stock)	7,800	244,764
Twenty-First Century Fox, Inc. (Class B Stock)	3,500	108,535
Viacom, Inc. (Class B Stock)	2,500	105,350
Walt Disney Co. (The)	10,810	1,196,126

		4,669,076

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.*	13,900	231,435
Newmont Mining Corp.	5,900	214,052
Nucor Corp.	3,500	203,315

		648,802

Multiline Retail — 0.3%
Dollar General Corp.	1,900	140,258
Dollar Tree, Inc.*	1,800	138,942
Kohl’s Corp.	1,300	51,779
Macy’s, Inc.	2,200	64,988
Nordstrom, Inc.	800	35,376
Target Corp.	4,200	270,816

		702,159

Multi-Utilities — 2.5%
Ameren Corp.	6,800	358,020
CenterPoint Energy, Inc.	12,000	314,520
CMS Energy Corp.	7,800	332,280
Consolidated Edison, Inc.	8,500	631,975
Dominion Resources, Inc.	17,500	1,334,900
DTE Energy Co.	5,000	493,200
NiSource, Inc.	9,000	201,330
Public Service Enterprise Group, Inc.	14,100	623,925
SCANA Corp.	4,000	274,800
Sempra Energy	6,980	714,682
WEC Energy Group, Inc.	8,784	518,695

		5,798,327

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	6,530	454,031
Apache Corp.	4,400	263,208
Cabot Oil & Gas Corp.	5,400	115,992
Chesapeake Energy Corp.*(a)	8,700	56,115
Chevron Corp.	22,070	2,457,495
Cimarex Energy Co.	1,110	150,083
Concho Resources, Inc.*	1,710	238,442
ConocoPhillips	14,500	707,020
Devon Energy Corp.	6,100	277,794
EOG Resources, Inc.	6,740	684,649
EQT Corp.	1,970	119,441
Exxon Mobil Corp.	48,520	4,070,343
Hess Corp.	3,130	169,583
Kinder Morgan, Inc.	22,400	500,416
Marathon Oil Corp.	9,900	165,825
Marathon Petroleum Corp.	6,180	296,949
Murphy Oil Corp.	1,800	52,038

Newfield Exploration Co.*	2,300	92,184
Noble Energy, Inc.	5,000	198,800
Occidental Petroleum Corp.	8,900	603,153
ONEOK, Inc.	2,500	137,775
Phillips 66	5,200	424,424
Pioneer Natural Resources Co.	1,990	358,658
Range Resources Corp.	2,100	67,914
Southwestern Energy Co.*	5,700	51,357
Spectra Energy Corp.	8,200	341,530
Tesoro Corp.	1,400	113,190
Valero Energy Corp.	5,300	348,528
Williams Cos., Inc. (The)	7,900	227,836

		13,744,773

Personal Products — 0.2%
Coty, Inc. (Class A Stock)	8,300	159,360
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,000	324,840

		484,200

Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	6,600	324,456
Eli Lilly & Co.	3,800	292,714
Endo International PLC*	700	8,568
Johnson & Johnson	10,720	1,214,040
Mallinckrodt PLC*	370	18,030
Merck & Co., Inc.	10,900	675,691
Mylan NV*	1,800	68,490
Perrigo Co. PLC	550	41,883
Pfizer, Inc.	23,900	758,347
Zoetis, Inc.	1,900	104,386

		3,506,605

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	370	45,370
Equifax, Inc.	1,190	139,563
Nielsen Holdings PLC	3,300	135,003
Robert Half International, Inc.	1,300	61,178
Verisk Analytics, Inc.*	1,600	132,224

		513,338

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	6,900	209,484

Road & Rail — 0.8%
CSX Corp.	9,300	431,427
JB Hunt Transport Services, Inc.	900	89,172
Kansas City Southern	1,100	94,501
Norfolk Southern Corp.	2,900	340,634
Ryder System, Inc.	500	38,800
Union Pacific Corp.	8,190	872,890

		1,867,424

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	1,800	134,892
Applied Materials, Inc.	6,300	215,775
Broadcom Ltd.	2,322	463,239
First Solar, Inc.*(a)	400	12,476
Intel Corp.	27,600	1,016,232
KLA-Tencor Corp.	900	76,599
Lam Research Corp.	950	109,117

Linear Technology Corp.	1,400	88,382
Microchip Technology, Inc.(a)	1,300	87,555
Micron Technology, Inc.*	6,000	144,660
NVIDIA Corp.	3,150	343,917
Qorvo, Inc.*	700	44,947
QUALCOMM, Inc.	8,600	459,498
Skyworks Solutions, Inc.	1,130	103,666
Texas Instruments, Inc.	5,800	438,132
Xilinx, Inc.	1,500	87,300

		3,826,387

Software — 2.3%
Activision Blizzard, Inc.	4,000	160,840
Adobe Systems, Inc.*	2,900	328,802
Autodesk, Inc.*	1,200	97,608
CA, Inc.	1,800	56,286
Citrix Systems, Inc.*	900	82,071
Electronic Arts, Inc.*	1,800	150,174
Intuit, Inc.	1,430	169,569
Microsoft Corp.	45,400	2,935,110
Oracle Corp.	17,500	701,925
Red Hat, Inc.*	1,100	83,468
salesforce.com, Inc.*	3,700	292,670
Symantec Corp.	3,600	99,180

		5,157,703

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	550	90,332
AutoNation, Inc.*	500	26,560
AutoZone, Inc.*	220	159,496
Bed Bath & Beyond, Inc.	1,100	44,385
Best Buy Co., Inc.	2,000	89,040
CarMax, Inc.*	1,400	93,394
Foot Locker, Inc.	1,000	68,540
Gap, Inc. (The)	1,600	36,848
Home Depot, Inc. (The)	8,990	1,236,844
L Brands, Inc.	1,800	108,378
Lowe’s Cos., Inc.	6,400	467,712
O’Reilly Automotive, Inc.*	700	183,589
Ross Stores, Inc.	2,880	190,397
Signet Jewelers Ltd.	570	44,272
Staples, Inc.	4,800	44,160
Tiffany & Co.(a)	840	66,125
TJX Cos., Inc. (The)	4,800	359,616
Tractor Supply Co.	1,000	73,670
Ulta Beauty, Inc.*	440	119,803
Urban Outfitters, Inc.*	600	15,924

		3,519,085

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	31,130	3,777,626
Hewlett Packard Enterprise Co.	9,700	219,996
HP, Inc.	9,900	148,995
NetApp, Inc.	1,600	61,312
Seagate Technology PLC(a)	1,700	76,755
Western Digital Corp.	1,632	130,119
Xerox Corp.	4,900	33,957

		4,448,760

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	2,000	74,700
Hanesbrands, Inc.	2,700	64,017
Michael Kors Holdings Ltd.*	1,200	51,372
NIKE, Inc. (Class B Stock)	9,820	519,478
PVH Corp.	620	58,162
Ralph Lauren Corp.	470	41,562
Under Armour, Inc. (Class A Stock)*(a)	1,300	27,937
Under Armour, Inc. (Class C Stock)*	1,311	25,197
VF Corp.	2,420	124,582

		987,007

Tobacco — 2.6%
Altria Group, Inc.	34,700	2,469,946
Philip Morris International, Inc.	27,610	2,654,149
Reynolds American, Inc.	14,730	885,715

		6,009,810

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,900	144,072
United Rentals, Inc.*	840	106,268
W.W. Grainger, Inc.	550	138,914

		389,254

Water Utilities — 0.2%
American Water Works Co., Inc.	5,000	367,200

TOTAL COMMON STOCKS (cost $169,260,917)		217,509,064

PREFERRED STOCKS — 0.1%
Pharmaceuticals
Allergan PLC, CVT, 5.50%* (cost $256,485)	1,478	323,519

	Units
RIGHTS*
Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR^(b)	2,400	500
Safeway PDC, CVR^(b)	2,400	—

TOTAL RIGHTS (cost $2,553)		500

TOTAL LONG-TERM INVESTMENTS (cost $169,519,955)		217,833,083

	Shares
SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MUTUAL FUNDS — 4.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(c)	9,981,460	9,981,460
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $870,196; includes $868,745 of cash collateral for securities on loan)(c)(d)	870,091	870,265

TOTAL AFFILIATED MUTUAL FUNDS (cost $10,851,656)		10,851,725

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(e)(f) — 0.2%
U.S. Treasury Bills (cost $499,689)	0.520%	03/16/17	500	499,743

TOTAL SHORT-TERM INVESTMENTS (cost $11,351,345)				11,351,468

TOTAL INVESTMENTS — 100.4% (cost $180,871,300)(g)				229,184,551
Liabilities in excess of other assets(h) — (0.4)%				(1,008,690)

NET ASSETS — 100.0%				$228,175,861

The following abbreviations are used in the quarterly schedule of portfolio holdings:

CVR	Contingent Value Rights
CVT	Convertible Security
OTC	Over-the-counter

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $500 and 0.0% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $830,417; cash collateral of $868,745 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid; the aggregate value of $500 is approximately 0.0% of net assets.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Rates shown reflect yield to maturity at purchase date.
(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$185,280,626

Appreciation	44,620,113
Depreciation	(716,188)

Net Unrealized Appreciation	$43,903,925

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
83	S&P 500 E-Mini Index	Mar. 2017	$9,369,372	$9,439,175	$69,803

U.S. Treasury Obligation with a market value of $499,743 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at January 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,309,864	$—	$—
Air Freight & Logistics	1,407,306	—	—
Airlines	1,206,565	—	—
Auto Components	261,273	—	—
Automobiles	803,542	—	—
Banks	18,824,625	—	—
Beverages	7,074,782	—	—
Biotechnology	2,125,974	—	—
Building Products	659,619	—	—
Capital Markets	8,036,897	—	—
Chemicals	4,647,593	—	—
Commercial Services & Supplies	605,596	—	—
Communications Equipment	1,165,632	—	—
Construction & Engineering	201,795	—	—
Construction Materials	352,944	—	—
Consumer Finance	2,363,411	—	—
Containers & Packaging	733,743	—	—
Distributors	182,502	—	—
Diversified Consumer Services	32,190	—	—
Diversified Financial Services	4,623,995	—	—
Diversified Telecommunication Services	18,547,961	—	—
Electric Utilities	10,733,408	—	—
Electrical Equipment	1,092,072	—	—
Electronic Equipment, Instruments & Components	454,276	—	—
Energy Equipment & Services	2,653,527	—	—
Equity Real Estate Investment Trusts (REITs)	12,587,245	—	—
Food & Staples Retailing	7,027,986	—	—
Food Products	5,577,409	—	—
Health Care Equipment & Supplies	1,933,980	—	—
Health Care Providers & Services	2,065,958	—	—
Health Care Technology	64,452	—	—
Hotels, Restaurants & Leisure	2,278,373	—	—
Household Durables	691,649	—	—
Household Products	6,452,992	—	—
Independent Power & Renewable Electricity Producers	356,048	—	—
Industrial Conglomerates	4,743,129	—	—
Insurance	7,297,616	—	—
Internet & Direct Marketing Retail	3,583,417	—	—
Internet Software & Services	5,112,046	—	—
IT Services	4,201,491	—	—
Leisure Products	131,533	—	—
Life Sciences Tools & Services	507,781	—	—
Machinery	2,945,473	—	—
Media	4,669,076	—	—
Metals & Mining	648,802	—	—

Multiline Retail	702,159	—	—
Multi-Utilities	5,798,327	—	—
Oil, Gas & Consumable Fuels	13,744,773	—	—
Personal Products	484,200	—	—
Pharmaceuticals	3,506,605	—	—
Professional Services	513,338	—	—
Real Estate Management & Development	209,484	—	—
Road & Rail	1,867,424	—	—
Semiconductors & Semiconductor Equipment	3,826,387	—	—
Software	5,157,703	—	—
Specialty Retail	3,519,085	—	—
Technology Hardware, Storage & Peripherals	4,448,760	—	—
Textiles, Apparel & Luxury Goods	987,007	—	—
Tobacco	6,009,810	—	—
Trading Companies & Distributors	389,254	—	—
Water Utilities	367,200	—	—
Preferred Stocks
Pharmaceuticals	323,519	—	—
Rights
Food & Staples Retailing	—	—	500
Affiliated Mutual Funds	10,851,725	—	—
U.S. Treasury Obligation	—	499,743	—
Other Financial Instruments*
Futures Contracts	69,803	—	—

Total	$228,754,111	$499,743	$500

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 01/31/17
Equity contracts	$70,303

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 22, 2017

* Print the name and title of each signing officer under his or her signature.